Discontinued Operations	6 Months Ended
Sep. 30, 2026
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
26. Discontinued Operations
On April 27, 2026, the Company entered into a share transfer agreement with Daiwa Next Bank, Ltd. to sell all shares in ORIX Bank , a former consolidated subsidiary of the Company. Pursuant to this agreement, the sale of the shares was completed on August 3, 2026. As a result, starting from the second quarter of the current fiscal year, ORIX Bank was excluded from the Company’s scope of consolidation.
As a result of the decision to sell the shares, in accordance with ASC 205-20 (“Presentation of Financial Statements—Discontinued Operations”), the business of ORIX Bank has been classified as held for sale and a discontinued operation.
Accordingly, in the condensed consolidated balance sheets, the prior-period balances of the assets and liabilities related to the business of ORIX Bank have been retrospectively reclassified and presented separately as “Assets of Discontinued Operations Held for Sale” and “Liabilities of Discontinued Operations Held for Sale,” respectively. Furthermore, in the condensed consolidated statements of income, the results of operations of ORIX Bank are presented separately from continuing operations as “discontinued operations.” The prior-period results of operations related to the business of ORIX Bank have also been retrospectively reclassified to conform to the current-period presentation. In addition, in the condensed consolidated statements of cash flows, the cash flows related to the business of ORIX Bank are presented separately from continuing operations as “discontinued operations.” The prior-period cash flows related to the business of ORIX Bank have also been retrospectively reclassified to conform to the current-period presentation. In addition, cash proceeds from the sale of ORIX Bank shares, net of cash held by ORIX Bank at the date of sale, are included in “Net cash used in investing activities (Discontinued Operations).”
The Company recognized a gain on the sale of the shares during the six months ended September 30, 2026. For further information, see Note 4 “Acquisitions and Divestitures.”
The following table presents the classes of assets and liabilities of discontinued operations classified as held for sale as of March 31, 2026 and September 30, 2026.

	Millions of yen
	As of March 31, 2026	As of September 30, 2026
Assets
Cash and Cash Equivalents	¥319,586	¥0
Restricted Cash	2,025	0
Installment Loans	2,685,320	0
Allowance for Credit Losses	(3,852)	0
Investment in Operating Leases	0	0
Investment in Securities	166,331	0
Equity method investments	2,239	0
Trade Notes, Accounts and Other Receivable	826	0
Office Facilities	13,890	0
Other Assets	9,037	0

Total Assets of Discontinued Operations Held for Sale	¥3,195,402	¥0

Liabilities
Short-term Debt	¥28,100	¥0
Deposits	2,623,225	0
Trade Notes, Accounts and Other Payable	1,013	0
Current and Deferred Income Taxes	3,712	0
Long-term Debt	166,600	0
Other Liabilities	120,438	0

Total Liabilities of Discontinued Operations Held for Sale	¥2,943,088	¥0

The following table presents the classes of net income from discontinued operations for the six months ended September 30, 2025 and 2026.

	Millions of yen
	Six months ended September 30, 2025	Six months ended September 30, 2026
Revenues:
Finance revenues	¥39,641	¥27,634
Gains (Losses) on investment securities and dividends	(3,975)	0
Services income	1,233	831

Total Revenues	36,899	28,465

Expenses:
Interest expense	8,782	8,126
Services expense	3,529	2,538
Other (income) and expense	10	(24)
Selling, general and administrative expenses	11,916	9,742
Provision for credit losses	207	105
Write-downs of long-lived assets	0	6,827

Total Expenses	24,444	27,314

Operating Income	12,455	1,151
Equity in Net Income (Loss) of Equity method investments	79	(74)
Gains on Sales of Subsidiaries and Equity method investments and Liquidation Losses, net	(3)	124,295

Income from Discontinued Operations before Income Taxes	12,531	125,372
Provision for Income Taxes	3,960	35,830

Net Income from Discontinued Operations	¥8,571	¥89,542